BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Online Lottery Business
Business Combination
Schedule of purchase consideration

	RMB	US$

Cash consideration (i)	27,000	4,352
Contingent consideration in cash (ii)	3,963	639
Less: Prepaid employee compensation (iii)	(4,300)	(694)
Total fair value of purchase consideration	26,663	4,297

Details of the purchase consideration are as follows:

(i)	RMB27,000 (US$4,352) of cash consideration was paid in 2014.

(ii)

The contingent consideration in cash are determined based on the achievement by Online Lottery Business of certain financial targets from April 2014 to March 2016 and capped at RMB13,500 (US$2,176) per assessment year. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB3,963 (US$639) at the acquisition date. As of December 31, 2014, the fair value of the contingent consideration liability was RMB9,477 (US$1,527) and RMB2,828 (US$456) recorded in “accrued expenses and other current liabilities” and “other non-current liabilities” in the consolidated balance sheet, respectively. A loss of RMB8,342 (US$1,344) resulted from the change in fair value of the contingent consideration liability was  recorded in “changes in fair value of contingent consideration” in the consolidated statement of comprehensive income for the year ended December 31, 2014.

(iii)

The prepaid employee compensation represented part of consideration paid for post-acquisition services to be provided by two employees of the Online Lottery Business for a four year period pursuant to the acquisition agreement. The Group determined the fair value of the post-acquisition services amounting to RMB4,300 (US$694), of which RMB1,060 (US$172) was recorded in the “Prepayments and other current assets” and RMB3,240 (US$522) in the “Other non-current assets”.

HK Zoom
Business Combination
Schedule of purchase consideration

As of December 31, 2014, these restricted shares have not been granted yet.

	RMB	US$

Cash consideration (i)	123,284	19,870
Contingent consideration in cash (ii)	28,990	4,672
Total fair value of purchase consideration	152,274	24,542

Details of the purchase consideration are as follows:

(i)	US$20,000 of the above cash consideration was paid in 2014.

(ii)

The contingent consideration in cash is determined based on the achievement by HK Zoom Business of certain financial targets from July 2014 to July 2016 and capped at US$3,000 per assessment year. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB28,990 (US$4,672) at the acquisition date. As of December 31, 2014, the fair value of the contingent consideration liability was RMB32,416 (US$5,224), among which, RMB17,131 (US$2,761) and RMB15,285 (US$2,463) of which were recorded in “accrued expenses and other current liabilities” and “other non-current liabilities” in the consolidated balance sheet, respectively. A loss of RMB3,652 (US$589) resulted from the change in fair value of the contingent consideration liability was recorded in “changes in fair value of contingent consideration” in the consolidated statement of comprehensive income for the year ended December 31, 2014.

Youloft HK
Business Combination
Schedule of purchase consideration

On August 1, 2014, the Group acquired approximately 51.9% equity interests in Youloft HK which engages in development of mobile applications, from a shareholder of Youloft HK, for a total consideration payable of US$14,211 in cash.

	RMB	US$

Cash consideration (i)	102,390	16,502
Less: Prepaid employee compensation (ii)	(14,735)	(2,375)
Total fair value of purchase consideration	87,655	14,127

Details of the purchase consideration are as follows:

(i)	US$16,600 cash consideration was paid in 2014.

(ii)

In accordance with the sale and purchase agreement, share-based compensation, consisting of the noncontrolling interests held by the selling shareholder and an employee of Youloft HK, was granted at acquisition date to be vested over the requisite service period.  The noncontrolling interest would be sold at a predetermined exercise price back to the Group if the shareholder or the employee terminates his employment before the requisite service period.  The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based compensation to be RMB14,735 (US$2,375). As of the acquisition date, the Group recorded RMB5,702 (US$919) in the “Prepayments and other current assets” and RMB9,033 (US$1,456) in the “Other non-current assets”.  The net purchase consideration of the acquisition excluded such prepaid share-based compensation from the cash consideration paid.

Online Lottery Business, HK Zoom Business, and Youloft HK
Business Combination
Allocation of purchase price

	Online Lottery Business	HK Zoom Business	Youloft HK	Total
	RMB	RMB	RMB	RMB	US$
Cash and bank balance	—	13,768	—	13,768	2,219
Accounts receivable	—	11,170	—	11,170	1,800
Prepayments deposits and other receivables	—	39,659	24,672	64,331	10,369
Accrued expenses and other current liabilities	—	(56,408)	—	(56,408)	(9,091)
Property and equipment, net	817	132	—	949	153
Intangible assets:
Technology	1,700	36,000	15,420	53,120	8,561
Customer relationship	—	31,100	—	31,100	5,012
User base	400	—	27,756	28,156	4,537
Deferred tax liabilities	—	(11,072)	(7,124)	(18,196)	(2,932)
Goodwill	23,746	87,925	98,481	210,152	33,870
Total fair value of purchase price consideration	26,663	152,274	87,655	266,592	42,966
Fair value of noncontrolling interests*	—	—	71,550	71,550	11,532

* The Group recognized a noncontrolling interest of RMB71,550 (US$11,600) based on the fair value of minority interest at acquisition date with the assistance of an independent third party valuation firm by using discounted cash flow method.

Antutu Business and Photo Grid Business
Business Combination
Allocation of purchase price

	Antutu Business	Photo Grid Business	Total
	RMB	RMB	RMB
Intangible assets:
Trademark	150	—	150
Technology	1,000	9,270	10,270
Customer relationship	2,383	11,154	13,537
Goodwill	8,467	31,528	39,995
Total fair value of purchase price consideration	12,000	51,952	63,952

Satisfied by:
Cash consideration	12,000	40,785	52,785
Fair value of contingent consideration	—	11,167	11,167
	12,000	51,952	63,952